Document and Entity Information	12 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	CAPSTONE GREEN ENERGY HOLDINGS, INC.
Entity Central Index Key	0001009759
Amendment Flag	false